Capital, Share Premium, Reserves - Capital and share premium (Details)					6 Months Ended		12 Months Ended
	Apr. 13, 2023 EUR (€)	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares
Capital, Share Premium, Reserves
Stock split ratio				500
Direct-attributable transaction costs		€ 7,600,000	€ 6,500,000
Equity attributable to owners of parents, beginning balance					€ 120,324,000
Number of shares outstanding, ending balance | shares					28,661,985	25,836,279
Equity attributable to owners of parents, ending balance					€ 115,575,000		€ 120,324,000
Common shares
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance | shares					25,846,279	25,772,359	25,772,359
February 10, 2022 - Exercise warrants | shares						25,000
June 8, 2022 - Capital increase in cash | shares						38,920
September 30, 2022 - Exercise warrants | shares							10,000
March 29, 2023 - Capital increase in cash | shares					393,162
March 30, 2023 - Capital increase in cash | shares					2,047,544
April 13, 2023 - Capital increase in cash | shares					375,000
Number of shares outstanding, ending balance | shares					28,661,985	25,836,279	25,846,279
Total of shares
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance | shares					25,846,279	25,772,359	25,772,359
February 10, 2022 - Exercise warrants | shares						25,000
June 8, 2022 - Capital increase in cash | shares						38,920
September 30, 2022 - Exercise warrants | shares							10,000
March 29, 2023 - Capital increase in cash | shares					393,162
March 30, 2023 - Capital increase in cash | shares					2,047,544
April 13, 2023 - Capital increase in cash | shares					375,000
Number of shares outstanding, ending balance | shares					28,661,985	25,836,279	25,846,279
Par value
Capital, Share Premium, Reserves
Par value per share, beginning balance | € / shares					€ 0.17	€ 0.17	€ 0.17
February 10, 2022 - Exercise warrants - Par value | € / shares						0.17
June 8, 2022 - Capital increase in cash - Par value | € / shares						0.17
September 30, 2022, Exercise warrants - Par value | € / shares							0.17
March 29, 2023 - Capital increase in cash - Par value | € / shares					0.17
March 30, 2023 - Capital increase in cash - Par value | € / shares					0.17
April 13, 2023 - Capital increase in cash - Par value | € / shares					0.17
Par value per share, ending balance | € / shares					€ 0.17	€ 0.17	€ 0.17
Share capital
Capital, Share Premium, Reserves
Equity attributable to owners of parents, beginning balance					€ 4,440,000	€ 4,427,000	€ 4,427,000
February 10, 2022 - Exercise warrants - value						4,000
June 8, 2022 - Capital increase in cash - value						7,000
September 30, 2022, Exercise warrants - value							2,000
March 29, 2023 - Capital increase in cash - value					68,000
March 30, 2023 - Capital increase in cash - value					351,000
April 13, 2023 - Capital increase in cash - value					65,000
Equity attributable to owners of parents, ending balance					4,924,000	4,438,000	4,440,000
Share premium
Capital, Share Premium, Reserves
Direct-attributable transaction costs	€ 337,000				337,000
Equity attributable to owners of parents, beginning balance					242,440,000	242,198,000	242,198,000
February 10, 2022 - Exercise warrants - value						125,000
June 8, 2022 - Capital increase in cash - value						0
September 30, 2022, Exercise warrants - value							117,000
March 29, 2023 - Capital increase in cash - value					2,481,000
March 30, 2023 - Capital increase in cash - value					€ 12,999,000
April 13, 2023 - Capital increase in cash | shares					2,651,000
Equity attributable to owners of parents, ending balance					€ 260,571,000	€ 242,323,000	€ 242,440,000
Share premium before deduction of transaction costs					€ 260,600,000